Background	12 Months Ended
Dec. 31, 2022
Background [Abstract]
Background

Note 1

Background:

NLS Pharmaceutics Ltd. (Nasdaq: NLSP, NLSPW) (the “Company”) is an emerging biopharmaceutical company engaged in the discovery and development of life-improving drug therapies to treat rare and complex central nervous system disorders, including narcolepsy, idiopathic hypersomnia and other rare sleep disorders, and of neurodevelopmental disorders, such as attention deficit hyperactivity disorder (“ADHD”). The Company’s lead product candidates are Quilience, to treat narcolepsy (type 1 and type 2), and Nolazol, to treat ADHD.

On February 2, 2021, the Company completed the closing of its initial public offering (the “Initial Public Offering”) of 4,819,277 units at a price of $4.15 per unit. Each unit consisted of one common share and one warrant to purchase one common share (the “Warrants”). The common shares and Warrants were immediately separable from the units and were issued separately. The common shares and Warrants began trading on the Nasdaq Capital Market on January 29, 2021 under the symbols “NLSP” and “NLSPW,” respectively. The Company received net proceeds of $17 million, after deducting underwriting discounts and commissions and other estimated offering expenses. The Warrants are exercisable immediately, expire five years from the date of issuance and have an exercise price of $4.15 per share. In addition, the Company granted the underwriters a 45-day option to purchase up to an additional 722,891 common shares and/or Warrants to purchase 722,891 common shares at the public offering price of $0.01 per Warrant, of which the underwriters exercised its option to purchase Warrants to purchase up to 722,891 common shares. These Warrants were issued in the Company’s Initial Public Offering and therefore have the same exercise price of $4.15 per share.

Going Concern

As of December 31, 2022, the Company had an accumulated deficit of approximately $58.2 million and the Company incurred an operating loss for the year ended December 31, 2022 of approximately $16.3 million. To date, the Company has dedicated most of its financial resources to research and development, clinical studies associated with its ongoing biopharmaceutical business and general and administrative expenses.

As of December 31, 2022, the Company’s cash and cash equivalents were $8.9 million. The Company expects that its existing cash and cash equivalents and access to existing financing arrangements will be sufficient to fund operations for a period of at least one year from the issuance of these financial statements. The Company expects to continue to generate operating losses and negative operating cash flows for the next few years and will need additional funding to support its planned operating activities through profitability. These conditions raise substantial doubt about the Company’s ability to continue as a going concern beyond one year from the issuance of these financial statements. Additionally, the Company’s operating plans may change as a result of many factors that may currently be unknown to the Company including:

●	the impact of the novel strain of coronavirus (“COVID-19”) on the Company’s planned clinical trials, operations and financial condition;

●	the progress and costs of the Company’s pre-clinical studies, clinical trials and other research and development activities;

●	the scope, prioritization and number of the Company’s clinical trials and other research and development programs;

●	any cost that the Company may incur under in- and out-licensing arrangements relating to its product candidate that it may enter into in the future;

●	the costs and timing of obtaining regulatory approval for the Company’s product candidates;

●	the costs of filing, prosecuting, enforcing and defending patent claims and other intellectual property rights;

●	the costs of, and timing for, strengthening the Company’s manufacturing agreements for production of sufficient clinical and commercial quantities of its product candidates;

●	the potential costs of contracting with third parties to provide marketing and distribution services for the Company or for building such capacities internally; and

●	the costs of acquiring or undertaking the development and commercialization efforts for additional therapeutic applications of the Company’s product candidates and the magnitude of the Company’s general and administrative expenses.

As a result, the Company will require additional capital to finance expenditures related to the manufacture of the Company’s product candidates for use in clinical trials, conducting clinical trials and general and administration expenses.

The Company has put in place multiple options to raise the funds necessary to support its operations, including access to $18.5 million of funding through a Standby Equity Distribution Agreement (the “SEDA”) executed with YA II PN, Ltd. (“YA”), and $230,000 of potential funding via an ATM agreement with Virtu Americas LLC (“Virtu”). The Company has access to the funds under SEDA with some limitations, including YA’s ownership cannot exceed a maximum of 9.99% of the outstanding common shares and the Company cannot issue common shares to YA in excess of the common shares registered on its registration statement.

Additionally, in December 2022, the Company entered a securities purchase agreement with BVF Partners L.P, (“BVF”) whereby the Company and BVF agreed that, until the 30th day following receipt of the official written minutes from the end of the Phase 2 meeting to be held by the Company with the U.S. Food and Drug Administration (the “Election Deadline”), among other closing conditions, BVF shall have the right to purchase at a second closing (the “Second Closing”) up to $20 million in units (the “Units”), with each Unit consisting of one common share and/or pre-funded warrants to purchase one common share, as well as receive a warrant to purchase up to 150% of the number of common shares and/or pre-funded warrant shares purchased in the Second Closing, at a purchase price of $1.50 per Unit, it being understood that the Company cannot issue fractional shares. The warrants will have a term of five years, will have an exercise price of $2.03 per share and will be exercisable for pre-funded warrants if, at their expiration, BVF will be unable to purchase common shares due to its beneficial ownership limitation of a maximum of 9.99%. The Second Closing is at the discretion of BVF.

There can be no assurance that these funds will be available, or if they are available, that their availability will be on terms acceptable to the Company or in an amount sufficient to enable the Company to fully complete its development activities or sustain operations. If the Company is unable to raise sufficient additional funds, it will have to develop and implement a plan to further extend payables and indebtedness, reduce overhead, or scale back its current business plan until sufficient additional capital is raised to support further operations or force the Company to grant rights to develop and commercialize product candidates that it would otherwise prefer to develop and commercialize on its own.

Accordingly, the accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which contemplate continuation of the Company as a going concern for a period within one year from the issuance of these audited interim condensed financial statements and the realization of assets and satisfaction of liabilities in the normal course of business. The carrying amounts of assets and liabilities presented in these financial statements do not necessarily purport to represent realizable or settlement values. These financial statements do not include any adjustment that might result from the outcome of this uncertainty.